Debt Securities in Issue	12 Months Ended
Dec. 31, 2017
Debt Securities in Issue

25. DEBT SECURITIES IN ISSUE

	2017 £m	2016 £m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	8,816	10,818
– Euro 30bn Euro Medium Term Note Programme	2,177	1,635
– US SEC-registered – Santander UK Group Holdings plc	4,050	2,811
– US SEC-registered – Santander UK plc	6,280	7,499
– US$20bn Commercial Paper Programmes	2,906	2,678
	24,229	25,441
Euro 35bn Global Covered Bond Programme (See Note 16)	15,799	16,628
Certificates of deposit	4,681	5,217
Credit Linked Notes	43	–
Securitisation programmes (See Note 16)	4,108	7,506
	48,860	54,792

The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered debt shelf in the name of Santander UK Group Holdings plc has been downstreamed to our operating company Santander UK plc.

As part of our ring-fencing plans, during 2017 Santander UK plc established separate commercial paper and certificate of deposit programmes, with similar terms to the existing Abbey National Treasury Services plc programmes. For more information on our ring-fencing plans, see Note 39.

The credit linked note was issued by PSA Finance UK Limited and references a pool of auto loans and leases originated by PSA Finance UK Limited that, in return for a fee, provides credit protection on the first 7.6% of losses in the reference portfolio.

Of the change in carrying value in 2017, cash and non-cash changes amounted to £(4,584)m and £(1,348)m respectively. Non-cash changes comprised £(1,253)m of unrealised foreign exchange differences and £(95)m of other changes, mainly accrued interest.

Santander UK Group Holdings plc [member]
Debt Securities in Issue

8. DEBT SECURITIES IN ISSUE

The Company issues notes in the US from time to time pursuant to a shelf registration statement on Form F-3 filed with the SEC in 2015.

Of the change in carrying value from £4,464m in 2016 to £6,256m in 2017, cash and non-cash changes amounted to £2,103m and £(311)m respectively. Non-cash changes comprised £(324)m of unrealised foreign exchange differences and £13m of other changes, mainly accrued interest.